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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

        Read instructions at end of Form before preparing Form. Please print or type.

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1.      Name and address of issuer:

        Schroder Series Trust, 787 Seventh Avenue, New York, NY 10019


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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        Schroder Large Capitalization Equity Fund (formerly, Schroder Equity
          Value Fund)
        Schroder Small Capitalization Value Fund
        Schroder MidCap Value Fund
        Schroder Investment Grade Income Fund
        Schroder Short-Term Investment Fund

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3.      Investment Company Act File Number: 811-7840

        Securities Act File Number: 33-65632

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4(a).   Last day of fiscal year for which this Form is filed: October 31, 1997

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4(b).   [ ]     Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).   [ ]     Check box if this is the last time the issuer will be filing this Form.


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

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
5.      Calculation of registration fee:

        (i)      Aggregate sale price of securities sold during the
                 fiscal year pursuant to section 24(f):                         $107,895,259.85
                                                                                ---------------

        (ii)     Aggregate price of securities redeemed or
                 repurchased during the fiscal year:                            $ 79,961,637.41
                                                                                ---------------

        (iii)    Aggregate price of securities redeemed or repurchased
                 during any prior fiscal year ending no earlier than
                 October 11, 1995 that were not previously used to
                 reduce registration fees payable to the Commission:            $ 15,536,516.00
                                                                                ---------------

        (iv)     Total available redemption credits [add Items 5(ii)
                 and 5(iii)]:                                                  -$ 95,498,153.41
                                                                                ---------------

        (v)      Net sales -- if Item 5(i) is greater than Item 5(iv)
                 [subtract Item 5(iv) from Item 5(i)]:                          $ 12,397,106.44
                                                                                ---------------

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        (vi)     Redemption credits available for use in future years
                 -- if Item 5(i) is less than Item 5(iv) [subtract
                 Item 5(iv)  from Item 5(i)]:                                   $             0
                                                                                ---------------

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        (vii)    Multiplier for determining registration fee (See
                 instruction C.9):                                                                x .000295
                                                                                                  ---------

        (viii)   Registration fee due [multiply Item 5(v) by Item
                 5(vii)] (enter "O" if no fee is due):                                          = $3,657.15
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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.      Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                                        N/A
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8.      Total of the amount of the registration fee due plus any interest due
        [line 5(viii) plus line 7]:

                                                                                                 =$3,657.15
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

                January 26, 1998

                Method of Delivery:

                              [X]     Wire Transfer

                              [ ]     Mail or other means

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                                   SIGNATURES

A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this instrument are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Fergal Cassidy, Assistant Treasurer
                                -----------------------------------------------
                                Fergal Cassidy, Assistant Treasurer

Date January 26, 1998

*  Please print the name and title of the signing officer below the signature.




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